UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (111.3%)
Aerospace & Defense (1.2%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$541,938
625	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)	(B-, B3)	04/01/15	8.875	159,375
1,275	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	235,875
325	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	294,125
					1,231,313
Agriculture (0.5%)
550	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	11.000	486,750

Auto Loans (6.4%)
725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	599,032
2,900	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	1,806,975
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	241,775
1,225	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	734,421
2,390	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	03/02/11	7.250	1,930,656
744	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	04/01/11	6.000	565,142
47	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/15/11	6.000	34,791
99	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/31/13	7.500	58,456
1,007	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, NR)	12/01/14	6.750	655,169
119	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, NR)	12/31/18	8.000	47,047
					6,673,464
Auto Parts & Equipment (3.7%)
975	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	945,750
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	162,750
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	912,000
750	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	176,250
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	548,000
525	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B-, Caa2)	11/15/14	8.625	162,750
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(BB-, B1)	07/01/15	9.000	786,520
193	Visteon Corp., Global Senior Unsecured Notes	(CCC-, Caa3)	08/01/10	8.250	35,705
498	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC-, Caa2)	12/31/16	12.250	57,270
					3,786,995
Automotive (1.0%)
1,970	Ford Motor Co., Global Senior Unsecured Notes	(CCC-, Ca)	07/16/31	7.450	443,250
925	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	191,938
2,750	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	446,875
					1,082,063
Beverages (0.6%)
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	648,000

Brokerage (0.2%)
475	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/09 @ $102.00)	(B, B2)	06/15/11	8.000	220,875

Building & Construction (1.1%)
1,425	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)ø	(D, C)	10/01/15	9.500	220,875
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC, Caa1)	01/15/16	6.250	184,375
900	Standard Pacific Corp., Global Company Guaranteed Notes	(B-, B2)	08/15/15	7.000	481,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building & Construction
$1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/15/09 @ $105.38)	(CCC-, Caa3)	04/01/13	10.750	$255,000
					1,141,750
Building Materials (3.7%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62)+	(CCC, Caa2)	03/01/14	0.000	455,000
700	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	465,500
650	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B2)	10/01/12	9.875	438,750
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B, B3)	07/01/13	10.500	423,750
500	Dayton Superior Corp., Company Guaranteed Notes	(CC, Caa3)	06/15/09	13.000	286,250
625	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+, B1)	04/01/15	3.810	421,875
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	287,625
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/09 @ $102.44)	(B-, B3)	09/01/12	9.750	193,750
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	173,250
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+	(CCC, Caa2)	03/01/14	0.000	120,000
525	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.25)	(CCC, Caa2)	02/15/12	9.000	147,000
750	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B-, B2)	06/15/13	11.750	420,000
					3,832,750
Chemicals (3.4%)
650	Chemtura Corp., Company Guaranteed Notes	(CCC, B3)	06/01/16	6.875	214,500
550	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	457,188
1,125	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B-, B3)	12/01/14	9.750	500,625
1,050	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC, Caa2)	12/01/16	11.500	262,500
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B3)	11/15/13	9.000	296,026
575	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+	(B, B3)	02/01/14	0.000	461,437
725	PolyOne Corp., Senior Unsecured Notes	(B, B1)	05/01/12	8.875	322,625
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B-, B2)	08/15/14	9.000	804,875
275	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	251,625
					3,571,401
Computer Hardware (0.7%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	433,125
450	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	336,375
					769,500
Consumer Products (2.5%)
950	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC+, Caa2)	10/01/12	10.250	641,250
1,625	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	975,000
500	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	362,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Consumer Products
$640	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $102.31)	(B-, B3)	04/15/12	9.250	$598,400
					2,577,150
Diversified Capital Goods (2.5%)
925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00)#‡	(B, B2)	12/15/13	5.871	605,875
100	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	78,500
850	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	735,250
425	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	333,625
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	507,000
738	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	372,690
					2,632,940
Electric - Generation (10.5%)
350	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	280,000
1,825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	1,496,500
1,175	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	1,098,625
300	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	273,750
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	427,313
1,025	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	876,375
25	Mirant Americas Generation, LLC, Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	24,688
447	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	366,756
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	329,000
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	525,250
100	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	82,250
175	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/17	7.875	142,625
4,900	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)+	(CCC, B3)	11/01/15	10.250	3,650,500
1,225	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,157,625
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	167,563
					10,898,820
Electric - Integrated (0.3%)
350	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	316,750

Electronics (2.5%)
950	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B1)	05/15/13	7.750	554,563
111	Ampex Corp., Senior Secured Notes^	(NR, NR)	09/30/09	12.000	90,089
1,325	Freescale Semiconductor, Inc., Company Guaranteed Notes	(C, Caa3)	12/15/16	10.125	238,500
275	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB-, Ba1)	03/15/18	8.250	211,750
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	495,000
250	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	108,750
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	882,000
					2,580,652
Energy - Exploration & Production (5.8%)
725	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	382,438
150	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	138,750
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	252,750
1,050	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	905,625
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	810,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$450	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	$376,875
525	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	430,500
800	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	516,000
950	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	800,375
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	569,531
500	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	466,250
475	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B-, B1)	06/01/17	7.125	320,625
					5,969,719
Environmental (0.6%)
800	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	620,000

Food & Drug Retailers (0.8%)
925	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	504,125
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	69,000
300	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	298,500
					871,625
Food - Wholesale (0.9%)
250	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	05/01/09	8.625	236,875
175	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 03/15/09 @ $100.00)	(B-, Caa2)	03/15/11	8.875	132,125
800	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	546,000
					915,000
Forestry & Paper (3.1%)
478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	250,950
1,300	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/09 @ $100.00)	(B, B2)	03/15/10	9.750	1,049,750
750	Georgia-Pacific Corp., Global Senior Notes	(B+, B2)	01/15/24	8.000	551,250
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	275,250
475	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	363,375
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(CCC-, Ca)	03/15/14	9.750	54,688
675	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	165,375
950	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	104,500
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	31,125
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	320,625
					3,166,888
Gaming (5.4%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(CCC, Caa3)	12/15/14	9.375	106,875
200	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Caa3)	03/15/10	7.875	113,000
1,975	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CC, Caa3)	05/15/11	8.125	780,125
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	520,625
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B+, B1)	11/15/19	7.250	91,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	$388,125
625	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa3)	06/15/15	10.250	71,875
225	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)ø	(D, NR)	06/01/12	8.125	1,687
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Caa2)	11/15/10	12.000	153,750
1,250	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	675,000
950	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	289,750
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB-, B2)	11/15/15	8.500	446,250
1,150	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	04/01/16	6.875	649,750
700	MGM Mirage, Inc., Company Guaranteed Notes	(BB-, Ba3)	01/15/17	7.625	388,500
600	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	430,584
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	11,725
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	519,250
					5,637,871
Gas Distribution (3.7%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	488,250
450	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	414,000
925	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	890,312
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	386,750
275	Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	239,250
550	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	397,375
625	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	453,125
675	Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	555,188
					3,824,250
Health Services (7.1%)
490	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	432,425
50	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	51,000
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	23,375
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	628,875
900	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	861,750
1,300	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	916,500
425	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	299,625
1,050	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	763,875
625	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	454,687
175	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	173,688
525	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	469,875
250	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	215,000
1,050	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	850,500
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	118,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services
$275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	$233,750
450	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	402,750
600	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	447,000
					7,342,800
Household & Leisure Products (0.7%)
450	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ 102.13)	(CCC+, B3)	01/15/13	8.500	375,750
500	Ames True Temper, Inc., Global Company Guaranteed Notes#	(CCC+, Caa1)	01/15/12	5.094	315,000
					690,750
lnvestments & Misc. Financial Services (0.2%)
700	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC+, Caa1)	11/15/15	10.500	196,000

Leisure (0.3%)
122	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC, Caa2)	07/15/16	12.250	72,590
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	184,500
					257,090
Machinery (0.7%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	549,250
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	208,750
					758,000
Media - Broadcast (1.5%)
725	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B, Caa1)	12/15/12	7.750	362,500
1,500	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	356,250
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	164,500
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC, Ca)	05/15/14	9.875	34,687
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	442,750
600	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa3)	06/15/15	9.250	75,750
370	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	62,900
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, C)	01/15/14	8.750	11,438
					1,510,775
Media - Cable (5.5%)
1,875	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(CCC+, Caa1)	01/15/14	9.375	1,443,750
1,800	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)	(C, Caa2)	09/15/10	10.250	1,071,000
792	Charter Communications Holdings Capital, Senior Unsecured Notes	(C, Ca)	04/01/11	9.920	18,810
325	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(C, B3)	04/30/12	8.000	277,875
825	CSC Holdings Inc., Rule 144A, Senior Notes‡	(BB, B1)	04/15/14	8.500	814,687
450	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB, B1)	04/15/12	6.750	435,375
275	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	266,062
200	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	191,000
225	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	205,313
175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	151,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Cable
$825	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	$779,625
					5,654,872
Media - Services (0.4%)
650	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	416,000

Metals & Mining - Excluding Steel (1.5%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(CC, Ca)	12/15/14	9.000	14,625
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(CC, Ca)	12/15/16	10.000	184,250
800	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	681,778
1,700	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(CCC, B3)	05/15/15	6.595	654,500
					1,535,153
Non-Food & Drug Retailers (3.4%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, B3)	03/15/17	7.625	279,000
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	897,750
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa1)	11/01/14	10.000	229,775
645	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa2)	11/01/16	11.375	203,175
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	304,500
520	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	486,200
1,285	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, B3)	10/15/15	10.375	591,100
1,110	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	538,350
					3,529,850
Oil Field Equipment & Services (0.7%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	404,250
450	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	326,250
					730,500
Packaging (2.2%)
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	327,250
705	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	348,975
725	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, NR)	12/01/12	11.000	25,375
325	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	290,875
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	38,500
725	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	464,000
814	Pliant Corp., Global Senior Secured Notes (Callable 06/15/09 @ $100.00)ø	(CCC-, NR)	06/15/09	11.625	427,448
600	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	405,000
					2,327,423
Printing & Publishing (2.0%)
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B, B3)	12/01/13	7.875	640,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing
$1,675	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(CC, Ca)	11/15/16	8.000	$60,719
1,025	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(B+, B1)	05/15/15	11.750	307,500
1,800	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	173,250
1,400	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	707,000
785	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	202,137
					2,090,606
Railroads (0.5%)
600	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	543,000

Restaurants (0.4%)
525	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, B3)	10/01/12	10.000	427,875

Software/Services (1.7%)
750	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B, B3)	09/24/15	9.875	423,750
1,275	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	873,375
1,150	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, Caa1)	01/15/16	12.500	465,750
					1,762,875
Steel Producers/Products (1.7%)
500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	417,500
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	286,875
700	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B, Caa1)	11/01/15	12.000	441,000
745	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	599,725
					1,745,100
Support-Services (5.9%)
300	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00)#	(B, B3)	02/01/15	6.693	244,500
250	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	244,375
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	484,000
350	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	307,125
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	128,625
700	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	584,500
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	315,750
450	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/09 @ $100.00)	(B+, B2)	04/01/13	8.625	450,563
850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	637,500
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	782,250
725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	462,187
475	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	263,625
925	Ticketmaster Entertainment,Inc., Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	559,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+, Caa1)	09/01/16	11.875	$345,000
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $101.63)	(BB-, B2)	02/15/12	6.500	82,500
425	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, Caa1)	02/15/14	7.000	269,875
					6,162,000
Telecom - Integrated/Services (8.2%)
825	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	742,500
1,175	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,051,625
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	584,500
1,875	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	1,762,500
25	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	23,125
1,800	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	936,000
1,050	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	687,750
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	1,075,000
275	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	250,250
475	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	437,000
350	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	346,500
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	111,250
550	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	544,500
					8,552,500
Telecom - Wireless (3.9%)
75	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	68,625
225	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B, B1)	01/15/15	9.000	218,813
975	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	907,969
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Ba2)	03/15/14	5.950	1,245,701
2,425	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	1,627,029
					4,068,137
Textiles & Apparel (0.5%)
575	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	476,531

Theaters & Entertainment (1.2%)
1,675	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	1,264,625

TOTAL U.S. CORPORATE BONDS (Cost $187,993,422)					115,498,988

FOREIGN CORPORATE BONDS (9.4%)
Chemicals (0.8%)
1,150	Cognis GMBH, Rule 144A, Senior Secured Notes#‡	(B, B1)	09/15/13	3.996	684,250
2,075	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	114,125
					798,375
Electronics (1.0%)
750	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	562,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Electronics
$325	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	$281,125
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.31) (Cayman Islands)ø	(D, Ca)	02/01/11	9.250	102,500
900	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC-, Caa3)	10/15/15	8.625	126,869
50	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC, Caa1)	10/15/14	7.875	14,250
					1,087,244
Energy - Exploration & Production (0.4%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB, B2)	12/15/14	8.250	406,875

Forestry & Paper (0.9%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)	(CC, Ca)	06/15/11	7.750	348,750
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	585,000
					933,750
Gaming (0.4%)
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B+, B2)	06/15/15	8.250	372,916

Media - Cable (1.1%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	126,750
325	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, Caa1)	02/15/15	10.125	379,003
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	591,097
					1,096,850
Media - Diversified (0.5%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	474,000

Oil Refining & Marketing (0.3%)
375	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	281,250
25	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	18,250
					299,500
Packaging (0.2%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	229,068

Pharmaceuticals (0.6%)
150	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	119,250
775	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	561,875
					681,125
Support-Services (0.2%)
525	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 11/01/09 @ $101.00) (Netherlands)#‡	(B-, B3)	05/01/15	10.544	191,744

Telecom - Integrated/Services (1.6%)
1,550	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,011,375
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(CCC, Caa2)	01/15/15	6.844	96,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Telecom - Integrated/Services
$650	Nordic Telephone Co. Holdings, Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(B+, B1)	05/01/16	8.875	$529,750
					1,637,375
Telecommunications Equipment (0.1%)
875	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø‡	(D, NR)	07/15/16	10.750	146,563

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(C, C)	11/15/12	9.875	18,261

Transportation - Excluding Air/Rail (1.3%)
1,375	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	811,250
750	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	589,688
					1,400,938
TOTAL FOREIGN CORPORATE BONDS (Cost $19,996,653)					9,774,584

Number of Shares					Value

COMMON STOCKS (0.0%)
Chemicals (0.0%)
4,893	Huntsman Corp. (Cost $34,459)				13,015

PREFERRED STOCK (0.3%)
Auto Loans (0.3%)
1,050	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡ (Cost $243,718)				262,106

WARRANTS (0.0%)
Electrical Equipment (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10*^ (Cost $3,772,613)				2,043

SHORT-TERM INVESTMENT (2.0%)

Par (000)
$2,025	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,025,000)		02/02/09	0.010	2,025,000

TOTAL INVESTMENTS AT VALUE (123.0%) (Cost $214,065,865)					127,575,736

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.0%)					(23,834,212)

NET ASSETS (100.0%)					$103,741,524

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts with Unrealized Appreciation
GBP	100,000	USD	139,054	4/16/09	$139,054	$144,070	$5,016
USD	744,065	GBP	500,000	4/16/09	(744,065)	(720,352)	23,713
USD	2,281,280	EUR	1,698,000	4/16/09	(2,281,280)	(2,174,149)	107,131

Total							$135,860

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to a value of $23,048,352 or 22.2% of net assets.

+	Step Bond — The interest rate is as of January 31, 2009 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2009.

Currency Abbreviations:
EUR = Euro Currency
GBP = British Pound
USD = United States Dollar

Security Valuation— The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under direction of, the Board of Trustees under procedures established by the Board of Trustees. At January 31, 2009 the Fund held 0.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,873,050 and fair value of $92,132. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$275,122	$135,860
Level 2 - Other Significant Observable Inputs	127,208,482	—
Level 3 - Significant Unobservable Inputs	92,132	—

Total	$127,575,736	$135,860

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $214,065,865, $164,968, $(86,655,097) and $(86,490,129), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009